Exhibit 99.1

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	40
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$129,453,242.46	0.6839968	$117,674,705.72	0.6217622	$11,778,536.74
Total Securities	$129,453,242.46	0.1289041	$117,674,705.72	0.1171755	$11,778,536.74

Weighted Avg. Coupon (WAC)	4.72%		4.74%
Weighted Avg. Remaining Maturity (WARM)	22.05		21.22
Pool Receivables Balance	$152,967,894.74		$141,002,336.60
Remaining Number of Receivables	24,280		23,475

Adjusted Pool Balance	$151,167,154.21		$139,388,617.47

III. COLLECTIONS

Principal:
Principal Collections	$11,674,718.28
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$182,448.80
Total Principal Collections	$11,857,167.08

Interest:
Interest Collections	$628,997.68
Late Fees & Other Charges	$35,239.36
Interest on Repurchase Principal	$-
Total Interest Collections	$664,237.04

Collection Account Interest	$514.89
Reserve Account Interest	$264.91
Servicer Advances	$-

Total Collections	$12,522,183.92

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	40
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$12,522,183.92
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$12,522,183.92

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$127,473.25		$127,473.25	$127,473.25
Collection Account Interest					$514.89
Late Fees & Other Charges					$35,239.36
Total due to Servicer					$163,227.50

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$140,241.01		$140,241.01

Total Interest:		$140,241.01		$140,241.01	$140,241.01

Available Funds Remaining:					$12,218,715.41

3. Regular Principal Distribution Amount:					$11,778,536.74

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,778,536.74
Class A Notes Total:		$11,778,536.74		$11,778,536.74
Total Noteholders Principal				$11,778,536.74

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					440,178.67

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,800,740.53
Beginning Period Amount	$1,800,740.53
Current Period Amortization	$187,021.41
Ending Period Required Amount	$1,613,719.13
Ending Period Amount	$1,613,719.13
Next Distribution Date Amount	$1,439,359.18

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	40
30/360 Days	30
Actual/360 Days	33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$21,713,911.75	$21,713,911.75	$21,713,911.75
Overcollateralization as a % of Adjusted Pool	14.36%	15.58%	15.58%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.19%	23,051	97.30%	$137,194,826.57
30 - 60 Days	1.40%	329	2.10%	$2,959,596.34
61 - 90 Days	0.31%	73	0.45%	$629,200.72
91 + Days	0.09%	22	0.16%	$218,712.97
		23,475		$141,002,336.60
Total
Delinquent Receivables 61 + days past due	0.40%	95	0.60%	$847,913.69
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.45%	109	0.67%	$1,023,821.10
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.45%	111	0.69%	$1,137,681.26
Three-Month Average Delinquency Ratio	0.43%		0.65%

Repossession in Current Period		20		$171,351.85
Repossession Inventory		38		$86,186.40

Charge-Offs
Gross Principal of Charge-Off for Current Period				$290,839.86
Recoveries				$(182,448.80)
Net Charge-offs for Current Period				$108,391.06

Beginning Pool Balance for Current Period				$152,967,894.74

Net Loss Ratio				0.85%
Net Loss Ratio for 1st Preceding Collection Period				0.61%
Net Loss Ratio for 2nd Preceding Collection Period				0.05%
Three-Month Average Net Loss Ratio for Current Period				0.50%

Cumulative Net Losses for All Periods				$7,427,076.79
Cumulative Net Losses as a % of Initial Pool Balance				0.67%

Principal Balance of Extensions				$757,423.22
Number of Extensions				80